PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
Schedule of Property and equipment, consist

Property and equipment consist of the following (in thousands):

	December 31,	December 31,
	2021	2020
Aircraft	$482,848	$473,509
Software development costs	35,818	22,414
Leasehold improvements	12,584	9,560
Computer equipment	2,147	1,846
Buildings and improvements	1,424	1,424
Furniture and fixtures	1,960	1,321
Tooling	3,129	1,296
Vehicles	1,142	597
	541,052	511,967

Less: Accumulated depreciation and amortization	(223,216)	(188,877)
Total	$317,836	$323,090